UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 31, 2011

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	May 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 20.2%
Internet & Catalog Retail - 1.3%
Liberty Media Holding Corp., Interactive Group, Series A Shares	3,975,400	$72,392,034	*

Media - 18.7%
Ascent Media Corp., Class A Shares	76,760	3,682,177	*
Cablevision Systems Corp., New York Group, Class A Shares	7,270,800	258,258,816
CBS Corp., Class B Shares	784,000	21,912,800
Comcast Corp., Class A Shares	1,888,700	47,670,788
Comcast Corp., Special Class A Shares	11,167,720	262,999,806
DIRECTV, Class A Shares	2,361,132	118,670,494	*
Discovery Communications Inc., Class A Shares	742,900	32,360,724	*
Discovery Communications Inc., Class C Shares	767,800	29,813,674	*
Liberty Global Inc., Series A Shares	697,331	31,414,762	*
Liberty Global Inc., Series C Shares	707,148	30,287,149	*
Liberty Media - Starz, Series A Shares	341,433	26,041,095	*
Liberty Media Holding Corp., Capital Group, Series A Shares	790,400	72,037,056	*
Madison Square Garden Inc., Class A Shares	1,994,525	54,869,383	*
Viacom Inc., Class B Shares	784,000	39,521,440
World Wrestling Entertainment Inc., Class A Shares	993,600	10,333,440

Total Media		1,039,873,604

Specialty Retail - 0.2%
Charming Shoppes Inc.	2,626,100	10,872,054	*

TOTAL CONSUMER DISCRETIONARY		1,123,137,692

ENERGY - 18.9%
Energy Equipment & Services - 11.0%
Core Laboratories NV	1,726,390	177,282,989
National-Oilwell Varco Inc.	1,675,061	121,575,928
Weatherford International Ltd.	15,861,460	313,581,064	*

Total Energy Equipment & Services		612,439,981

Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	5,553,345	441,601,994

TOTAL ENERGY		1,054,041,975

FINANCIALS - 2.9%
Capital Markets - 0.8%
Cohen & Steers Inc.	1,343,500	41,218,580
Goldman Sachs Group Inc.	27,100	3,813,783

Total Capital Markets		45,032,363

Thrifts & Mortgage Finance - 2.1%
Astoria Financial Corp.	3,962,230	57,531,580
New York Community Bancorp Inc.	3,774,190	61,141,878

Total Thrifts & Mortgage Finance		118,673,458

TOTAL FINANCIALS		163,705,821

HEALTH CARE - 34.5%
Biotechnology - 17.5%
Alkermes Inc.	1,052,000	19,272,640	*
Amgen Inc.	4,678,600	283,242,444	*
AP Pharma Inc.	135,375	20,306	*
Biogen Idec Inc.	5,420,550	513,488,701	*
Human Genome Sciences Inc.	1,780,683	48,737,294	*
ImmunoGen Inc.	860,750	10,466,720	*
Isis Pharmaceuticals Inc.	948,500	8,754,655	*
Vertex Pharmaceuticals Inc.	1,635,640	88,308,204	*

Total Biotechnology		972,290,964

Health Care Equipment & Supplies - 2.6%
Covidien PLC	2,653,310	145,932,050

Health Care Providers & Services - 8.1%
UnitedHealth Group Inc.	9,226,200	451,622,490

Pharmaceuticals - 6.3%
BioMimetic Therapeutics Inc.	1,452,600	12,013,002	*(a)
Forest Laboratories Inc.	5,985,770	215,607,435	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	SHARES	VALUE
Teva Pharmaceutical Industries Ltd., ADR	695,170	$35,384,153
Valeant Pharmaceuticals International Inc.	1,663,158	87,082,953

Total Pharmaceuticals		350,087,543

TOTAL HEALTH CARE		1,919,933,047

INDUSTRIALS - 7.7%
Aerospace & Defense - 2.4%
L-3 Communications Holdings Inc.	1,612,545	131,664,299

Construction & Engineering - 0.8%
Fluor Corp.	643,450	44,353,009

Industrial Conglomerates - 2.4%
Tyco International Ltd.	2,760,710	136,241,038

Machinery - 2.1%
Pall Corp.	2,061,380	115,643,418

TOTAL INDUSTRIALS		427,901,764

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.6%
Arris Group Inc.	1,148,743	12,969,309	*
Nokia Corp., ADR	2,585,508	18,150,266
Nokia OYJ	609,772	4,258,953	(b)

Total Communications Equipment		35,378,528

Computers & Peripherals - 4.0%
SanDisk Corp.	3,132,700	148,865,904	*
Seagate Technology PLC	4,289,860	72,069,648

Total Computers & Peripherals		220,935,552

Electronic Equipment, Instruments & Components - 2.1%
Dolby Laboratories Inc., Class A Shares	249,100	11,642,934	*
TE Connectivity Ltd.	2,864,650	105,505,059

Total Electronic Equipment, Instruments & Components		117,147,993

Semiconductors & Semiconductor Equipment - 4.6%
Broadcom Corp., Class A Shares	3,606,610	129,765,828	*
Cree Inc.	1,059,140	46,485,655	*
Intel Corp.	2,847,140	64,089,121
Standard Microsystems Corp.	666,800	17,883,576	*

Total Semiconductors & Semiconductor Equipment		258,224,180

Software - 3.0%
Advent Software Inc.	1,906,640	53,290,588	*
Autodesk Inc.	1,481,500	63,674,870	*
Citrix Systems Inc.	550,000	48,191,000	*

Total Software		165,156,458

TOTAL INFORMATION TECHNOLOGY		796,842,711

MATERIALS - 1.4%
Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold Inc.	1,183,400	61,110,776
Nucor Corp.	398,500	16,872,490

TOTAL MATERIALS		77,983,266

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,500,862,597)		5,563,546,276

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $557,677,000 joint tri-party repurchase agreement dated 5/31/11 with Barclays Capital Inc.; Proceeds at maturity - $12,600,039; (Fully collateralized by U.S. government obligations, 3.750% due 11/15/18 Market value - $12,852,001) (Cost - $12,600,000)	0.110%	6/1/11	12,600,000	12,600,000

TOTAL INVESTMENTS - 100.1% (Cost - $2,513,462,597#)				5,576,146,276

See Notes to Schedule of Investments.

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LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

Liabilities in Excess of Other Assets - (0.1)%	(5,375,119)

TOTAL NET ASSETS - 100.0%	$5,570,771,157

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At May 31, 2011, the total market value of Affiliated Companies was $12,013,002, and the cost was $11,412,534.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†
Information technology	$792,583,758	$4,258,953	—	$796,842,711
Other common stocks	4,766,703,565	—	—	4,766,703,565

Total long-term investments	$5,559,287,323	$4,258,953		$5,563,546,276

Short-term investments†	—	$12,600,000	—	$12,600,000

Total investments	$5,559,287,323	$16,858,953	—	$5,576,146,276

†	See Schedule of Investments for additional detailed categorizations.

For the period ended May 31, 2011, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

4

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,148,330,040
Gross unrealized depreciation	(85,646,361)

Net unrealized appreciation	$3,062,683,679

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, the Fund did not invest in any derivative instruments.

4. Transactions with Affiliated Companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies of the period ended May 31, 2011:

	Affiliate Value at 8/31/10	Purchased		Sold		Dividend Income	Affiliate Value at 5/31/11	Realized Gain (Loss)
		Cost	Shares	Cost	Shares
BioMimetic Therapeutics Inc.	$13,296,048	—	—	$39,962	5,300	—	$12,013,002	$8,639

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 25, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: July 25, 2011